COMPANY’S OPERATIONS	12 Months Ended
Dec. 31, 2022
Companys Operations
COMPANY’S OPERATIONS

1.	COMPANY’S OPERATIONS

BRF S.A. (“BRF”) and its subsidiaries (collectively the “Company”) is a publicly traded company, listed on the segment Novo Mercado of Brasil, Bolsa, Balcão (“B3”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. The Company’s registered office is at Rua Jorge Tzachel, nº 475, Bairro Fazenda, Itajaí - Santa Catarina and the main business office is in the city of São Paulo.

BRF is a Brazilian multinational company, with global presence, which owns a comprehensive portfolio of products, and it is one of the world’s largest companies of food products. The Company operates by raising, producing and slaughtering poultry and pork for processing, production and sale of fresh meat, processed products, pasta, margarine, pet food and others.

The Company holds as main brands Sadia, Perdigão, Qualy, Chester®, Kidelli, Perdix, Banvit, Biofresh and Gran Plus, present mainly in Brazil, Turkey and Middle Eastern countries.

1.1.    Equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.22	12.31.21
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods GmbH	(f)	Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")	(b)	Import, commercialization and distribution of products	Oman	70.00	70.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik Üretim Ltd. Sti.		Generation and commercialization of electric energy	Turkey	100.00	100.00
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE	(i)	Marketing and logistics services	UAE	100.00	100.00
BRF Foods LLC	(a)	Import, industrialization and commercialization of products	Russia	99.99	99.99
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC	(a)	Import, industrialization and commercialization of products	Russia	0.01	0.01
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.	(a)	Holding	Argentina	4.36	4.36
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.	(a)	Holding	Argentina	95.64	95.64
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
ProudFood Lda.		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC	(h)	Import, export, industrialization and commercialization of products	UAE	100.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC		Import and commercialization of products	Saudi Arabia	100.00	100.00
BRF Kuwait Food Management Company WLL	(b)	Import, commercialization and distribution of products	Kuwait	49.00	49.00
One Foods Malaysia SDN. BHD.	(a)	Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC	(b)	Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar	(b)	Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(g)	Import, commercialization and distribution of products	Hong Kong	-	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.99	99.99
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
Hercosul Alimentos Ltda.	(e)	Manufacturing and sale of animal feed	Brazil	100.00	100.00
Hercosul Distribuição Ltda.	(e)	Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	100.00
Hercosul International S.R.L.	(e)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	99.00	99.00
Hercosul Soluções em Transportes Ltda.	(e)	Road freight	Brazil	100.00	100.00
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	100.00	100.00
Affinity Petcare Brasil Participações Ltda.	(e)	Holding	Brazil	-	100.00
Gewinner Participações Ltda.	(e)	Industrialization, distribution and sale of feed and nutrients for animals	Brazil	-	100.00
Paraguassu Participações S.A.	(e)	Holding	Brazil	-	100.00
Hercosul International S.R.L.		Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	1.00	1.00
Potengi Holdings S.A.	(c)	Holding	Brazil	50.00	-
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda.		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
BRF Investimentos Ltda.	(d)	Holding, management of companies and assets	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Sadia Chile S.A.		Import, export and commercialization of products	Chile	60.00	60.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.01	0.01
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
BRF Investimentos Ltda.	(d)	Holding, management of companies and assets	Brazil	0.01	0.01

(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.
(c)	Affiliate with subsidiary of AES Brasil Energia S.A. (note 12).
(d)	On February 11, 2022, the name of Sino dos Alpes Alimentos Ltda. was changed to BRF Investimentos Ltda.
(e)	On July 31, 2022, BRF Pet S.A. merged the holding companies Affinity Petcare Brasil Participações Ltda., Gewinner Participações Ltda. and Paraguassu Participações S.A. which held interests in the operating companies Hercosul Alimentos Ltda., Hercosul Soluções em Transportes Ltda., Hercosul Distribuidora Ltda. e Mogiana Alimentos S.A. Therefore, as of this date, BRF Pet holds all the shares of these companies.
(f)	As from September 28, 2022, BRF GMBH holds the entire capital stock of BRF Foods GMBH, with retroactive tax and accounting effects to January 1st, 2022.
(g)	On October 7, 2022, the subsidiary BRF Hong Kong LLC was dissolved.
(h)	On November 11, 2022, was acquired the remaining minority stake of Al-Wafi Food Products Factory LLC.
(i)	On March 21, 2023, the subsidiary Banvit ME FZE was dissolved.

Except for the associates PR-SAD Administração de bem próprio S.A. and Potengi Holdings S.A., in which the Company recognizes the investments by the equity method, all other entities presented in the table above were consolidated.

1.2.    Discontinued Operations

In 2022, BRF S.A. and certain of its subsidiaries entered into an agreement with Tyson International Holding Co. and Tyson Foods, Inc., in connection with the sale of BRF’s operations in Europe and Thailand, closed on June 3, 2019. This agreement provides for the termination of certain disputes related to losses incurred by the disposed entities and terminates Tyson's license to use certain BRF trademarks. Additionally, certain tax claims related to the period prior to the sale of the operations were finalized. The settlement of such disputes resulted in the payment of the amount equivalent to R$50,948 (USD10,164) by BRF. These transactions resulted in an expense which is presented under Net Loss from Discontinued Operations, consistently with the practice adopted in the sale of the operations in 2019.

1.3.    Investigations involving BRF

The Company has been subject to two external investigations, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as detailed below. The Company’s Audit and Integrity Committee conducted independent investigations, along with the Independent Investigation Committee, composed of external members and with external legal advisors in Brazil and abroad with respect to the allegations involving BRF employees and former employees. In 2021, the Division of Enforcement of the U.S. Securities and Exchange Commission (“SEC”) and the Department of Justice (“DOJ”) issued letters notifying the closure of the investigation against BRF, with no imposition of any sanctions or penalties against the Company.

As a result of the independent investigations, on December 28, 2022, BRF has entered into a Leniency Agreement with the Brazilian authorities – Controladoria Geral da União (“CGU”) and the Advocacia Geral da União (“AGU”), addressing issues related to investigations conducted by Brazilian government entities.

Through the Leniency Agreement, BRF assumed the following commitments: (a) to remediate the identified practices and to adopt preventive measures to prevent that such practices could happen again; (b) to pay the total amount of R$583,977, subject to the terms below; and (c) to continuously improve its integrity program with the support and monitoring of the CGU. This amount was recorded in Other Operating Expenses, and Other Current Liabilities.

As a result of the Agreement, the signatory authorities will terminate administrative proceedings filed against BRF, in addition to undertaking not to file lawsuits against the Company as regards to the matters covered by the agreement.

The amount mentioned above is to be paid by BRF to the Federal Government in 5 (five) annual installments, starting on June 30th, 2023, and may be paid (i) by offsetting the balance of tax losses carryforward and the negative basis of the contribution on profit (“CSLL”) in the determination of the income tax (“IRPJ”) and the (“CSLL”) up to the limit of 70% (seventy percent) of such amount; (ii) by offsetting against tax credits held by BRF against the Federal Government; (iii) by offsetting against credits contemplated in writs of payment (precatórios) held by BRF against the Federal Government; or (iv) in cash. BRF undertook to provide the Federal Government with a collateral in the form of a bank guarantee, deposit in an escrow account, collateral security, or insurance-guarantee, in an amount equivalent to one installment of the amount due.

In addition to the amount above, the other impacts observed as result of the referred investigations were recorded in Other Operating Expenses, and Other Current Liabilities, in the amount of R$4,797 for the year ended December 31, 2022 (R$9,003 for the year ended December 31, 2021) mostly related to expenditures with lawyers, legal advisors and consultants.

The Company, as from the negotiation phase of the Agreement until full compliance with obligations, undertook to make its best efforts to cooperate with the public authorities involved, and shall uphold its public commitment to pursue the process of continuous improvement of its corporate governance and compliance practices.

1.4.    Agreement with the Public Investment Fund

On October 24, 2022 the BRF GMBH, wholly-owned subsidiary of Company, has executed an agreement (“Agreement”) with Halal Products Development Company (“HPDC”), a wholly-owned subsidiary of the Public Investment Fund (“PIF”) that aims to support the development of the Halal industry in Saudi Arabia by fostering innovation and driving growth across the Halal ecosystem. The transaction is still subject to obtaining regulatory and internal approvals of parties.

The agreement provides for the incorporation of a legal entity in Saudi Arabia with an ownership of up to 70% by BRF and up to 30% by HPDC. The entity will operate in the entire chicken production chain in Saudi Arabia and promote the sale of fresh, frozen and processed products. The entity will have a combined investment of R$2,608,850 (USD500,000), of which (i) R$652,212 (USD125,000) will be contributed by BRF GmbH and by HPDC upon the incorporation of the entity; and (ii) the remainder will be contributed pursuant to the investment plan to be prepared by the parties. The agreement also foresees the creation of Halal Headquarters, a Halal Food Innovation Center and a Center of Excellence in Saudi Arabia.

1.5.    Business combinations

1.5.1.	Mogiana Group

On February 18, 2022, according to conditions established in the agreement, the Company, through its wholly-owned subsidiary BRF Pet, concluded the price adjustment of the consideration for the acquisition of Paraguassu Participações S.A. ("Paraguassu") and Affinity Petcare Brasil Participações Ltda. ("Affinity"), both owner of 100% of the capital stock of Mogiana Alimentos S.A. (together form the “Mogiana Group”). After the price adjustment, in the amount of R$4,026, the fair value of the consideration transferred was R$477,408, of which R$371,746 were paid in cash, R$60,000 will be paid in the next 5 years and R$45,662 refers to contingent consideration. The amount payable is subject to interest.

Based on the price adjustment, there was a change in the determination of the value of the goodwill recognized (note 14) from R$118,930 to R$114,904, which consists mainly of the synergies expected with the combination of the operations of BRF Pet, Mogiana Group and Hercosul Group strengthening the Company’s presence in the pet food sector. A summary of the final amounts of the business combination are presented below:

Mogiana Group Combined	Fair value at the acquisition date
Assets
Cash and cash equivalents	938
Marketable securities	29,824
Trade and other receivables	59,758
Inventories	54,517
Recoverable taxes	27,748
Property, plant and equipment	139,042
Intangible assets	206,553
Other current and non-current assets	5,486
Total	523,866
Liabilities
Trade accounts payable	55,919
Loans and borrowings	22,688
Lease liability	10,168
Taxes payable	11,487
Payroll, related charges and employee profit sharing	6,296
Provision for tax, civil and labor risks (1)	34,976
Employee benefits	2,081
Deferred income taxes	815
Other current and non-current liabilities	16,932
Total	161,362

Net assets acquired	362,504

Fair value of consideration transferred	477,408

Goodwill	114,904
(1)	Includes R$28,853 related to contingent liabilities recognized in the business combination.